Net (Loss) Income Per Share (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Net (loss) income attributable to the shareholders of Teekay Corporation	(12,582)	6,072	(137,990)	(120,520)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 10e)	—	—	—	(4,993)
Net (loss) income attributable to the shareholders of Teekay Corporation - basic and diluted	(12,582)	6,072	(137,990)	(125,513)
Weighted average number of common shares	86,261,330	84,887,101	86,232,315	76,887,689
Dilutive effect of stock-based compensation	—	86,644	—	—
Common stock and common stock equivalents	86,261,330	84,973,745	86,232,315	76,887,689
(Loss) income per common share:
- Basic	(0.15)	0.07	(1.60)	(1.63)
- Diluted	(0.15)	0.07	(1.60)	(1.63)